SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Discontinued Operations (Details) - USD ($)		12 Months Ended
	May 27, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations
Current assets of discontinued operations			$ 230,113,402
Non-current assets of discontinued operations			56,357,205
Current liabilities of discontinued operations			20,517,367
Non-current liabilities of discontinued operations			6,546,889
Net (loss) income from discontinued operations		$ (169,162,709)	36,894,984	$ (8,418,800)
PRC Business | Discontinued operations disposed of by sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations
Consideration	$ 351,941,519
Current assets of discontinued operations	375,714,681		230,113,402
Non-current assets of discontinued operations	73,787,748		56,357,205
Total assets of discontinued operations	449,502,429		286,470,607
Current liabilities of discontinued operations	12,919,408		20,517,367
Non-current liabilities of discontinued operations	6,261,781		6,546,889
Total liabilities of discontinued operations	19,181,189		27,064,256
Loss from disposal of discontinued operations	(78,379,721)
PRC withholding tax for indirect transfer of PRC assets	(39,340,669)
Release accumulated other comprehensive loss	(44,270,340)
Loss from disposal of discontinued operations after tax	(161,990,730)
Loss from discontinued operations after tax from January 1, 2025 to May 27, 2025	(7,171,979)
Net (loss) income from discontinued operations	$ (169,162,709)	$ (7,171,979)	$ 36,894,984	$ (8,418,800)